INVESTMENT PROPERTY OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
Investment Property Operating Expenses [Abstract]
INVESTMENT PROPERTY OPERATING EXPENSES	INVESTMENT PROPERTY OPERATING EXPENSES
Investment property operating expenses include the direct operating expenses of the property such as repair and maintenance, utilities, insurance, property management, real estate taxes, expected credit loss adjustments, tenant-billable operating expenses, interest expenses on property related lease liabilities and other property related costs. Property operating expenses are mostly recovered through the rental recoveries charged to the tenants. The Company does not incur significant direct property operating costs from investment properties under development that did not generate rental income during the years presented below.
Investment property operating expenses were as follows:

	Years ended December 31,
	2025	2024	2023

Repair and maintenance	$3,276,560	$2,933,350	$2,351,598
Utilities	636,609	632,010	445,114
Insurance	513,850	469,823	375,108
Property management	460,428	319,650	242,098
Real estate taxes	1,299,758	747,297	731,261
Expected credit loss adjustments	278,703	(75,152)	(87,723)
Tenant-billable operating expenses	1,249,791	1,122,759	929,056
Interest expenses on property related lease liabilities	323,973	257,144	—
Other property related expenses	108,146	567,653	156,438
Total	$8,147,818	$6,974,534	$5,142,950
The Company does not incur significant direct property operating costs from investment properties under development, as such properties do not generate rental income yet.